Debt, cash and cash equivalents and lease liabilities - Additional Information (Details) € in Millions, $ in Millions		12 Months Ended
	Mar. 08, 2023 EUR (€) extension	Dec. 31, 2023 EUR (€) program credit_facility bond currency performance_indicator shares	Dec. 31, 2023 USD ($) bond	Dec. 31, 2023 USD ($) program credit_facility currency performance_indicator shares	Jun. 30, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Nov. 30, 2013 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond		3	3
Number of credit facilities | credit_facility		2		2
Number of sustainable development performance indicators | performance_indicator		2		2
Number of commercial paper programs | program		2		2
Number of currencies debt is issued in | currency		2		2
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.60%		1.60%
Cash and cash equivalents, invested rate		3.90%		3.90%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate		2.10%		2.10%
Cash and cash equivalents, invested rate		3.70%		3.70%
€1,750 million bonds maturing March 2023
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable						€ 1,750
$1,000 million bonds maturing June 2023
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable | $					$ 1,000
€1,000 million bonds maturing November 2023
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable							€ 1,000
€4 billion facility maturing March 2029
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000	€ 4,000
Credit facilities, extension option, number | extension	2
Credit facilities, extension option, period	1 year	1 year	1 year
€4 billion facility maturing March 2029 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		€ 4,000
Syndicated credit facility canceled
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000
€4 billion facility maturing December 2027
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		4,000
€4 billion facility maturing December 2027 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable		€ 4,000
1983 to 1987 participating shares issued | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares		58,115		58,115
Participating shares carrying amount		€ 9
Commercial paper program in France | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs		6,000
Borrowing, average drawdown		200
Borrowing, maximum drawdown		800
Borrowing, drawdown		€ 40
Commercial paper program in USA | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $				$ 10,000
Borrowing, average drawdown | $			$ 3,700
Borrowing, maximum drawdown | $			$ 7,300
Borrowing, drawdown | $				$ 1,000